OCTOBER 31, 2001

SEMIANNUAL REPORT

MID-CAP GROWTH FUND

INVESCO COUNSELOR SERIES FUNDS, INC.

TARGETING ESTABLISHED MID-CAP COMPANIES WITH THE POTENTIAL TO GROW INTO TOMORROW'S LEADERS.

[INVESCO ICON]  INVESCO(R)

FELLOW SHAREHOLDER:

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

WELCOME TO INVESCO

I would like to take this opportunity to welcome you to the INVESCO family. We appreciate the confidence you have given us, and we look forward to helping you realize your financial goals and dreams.

For more than 70 years, INVESCO has been managing money for investors. And for more than 30 of those years, we have focused on investing in the best long-term opportunities that the mid-cap universe has to offer.

Although the fund's management has recently changed, the fund's focus on high-quality mid-cap growth stocks will not. INVESCO's Chief Investment Officer and manager of the fund, Tim Miller, will continue to invest in mid-cap companies possessing dominant market positions in growing markets that have historically exhibited consistent earnings growth and solid balance sheets.

Tim manages the fund using a bottom-up research approach that evaluates companies one-by-one in any sector of the marketplace. He works with the entire investment team, receiving input from other INVESCO portfolio managers as well as our analytical pool and our team of sector experts. The result of this process is a portfolio composed of what we believe are high-caliber stocks that will allow you to participate in the exciting growth potential that mid-caps are known for, without exposing you to excess volatility.

I invite you to review this semiannual report for more information about Tim's investment strategy and approach for INVESCO Mid-Cap Growth Fund. If you have any questions or would like further information, please contact your financial advisor.

Thank you again for your trust and confidence.


Sincerely,



/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"BY EVALUATING COMPANIES  ONE-BY-ONE,  AND FOCUSING ON THOSE POSSESSING THE MOST
PROMISING  BUSINESS  OUTLOOK,   WE  SEEK  TO  IDENTIFY   FUNDAMENTALLY   STRONG,
MARKET-LEADING MID-CAP GROWTH FIRMS."

PAGE 3


TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN............................1

AN INTERVIEW WITH TIM MILLER........................3

MARKET HEADLINES....................................6

INVESTMENT HOLDINGS.................................7

FINANCIAL STATEMENTS...............................10

NOTES TO FINANCIAL STATEMENTS......................14

FINANCIAL HIGHLIGHTS...............................18

OTHER INFORMATION..................................22

                           INVESCO MID-CAP GROWTH FUND
                                  TOTAL RETURN
                             PERIODS ENDED 10/31/01*

                                        Cumulative
 Fund (Inception)                        6 months     1 year     Since Inception
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-
  INSTITUTIONAL CLASS (9/98)              (14.61%)    (28.77%)       11.46%+
MID-CAP GROWTH FUND-CLASS A (10/01)         N/A          N/A           1.20%
MID-CAP GROWTH FUND-CLASS B (10/01)         N/A          N/A           1.78%
MID-CAP GROWTH FUND-CLASS C (10/01)         N/A          N/A           5.78%

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUND'S CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUND'S CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S CLASS A, CLASS B AND CLASS C SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

+AVERAGE ANNUALIZED

QUESTIONS & ANSWERS

AN INTERVIEW WITH MID-CAP GROWTH FUND MANAGER TIM MILLER

FOCUSING ON THE MID-CAP UNIVERSE FOR EXCITING GROWTH OPPORTUNITIES

TIM, HOW HAS THE OVERALL STOCK MARKET PERFORMED IN THE LAST SIX MONTHS AND HOW HAS THAT AFFECTED THE FUND?

TIM MILLER: The last six months have presented several challenges, which have resulted in intense volatility and declining stock market averages. Early in the period, the news was somewhat positive, and stocks rallied in anticipation of an economic recovery stemming from the Federal Reserve's accommodative monetary policy as well as the fiscal stimulus provided by anticipated tax cuts and rebates. As the period progressed, however, it became clear that the economy was not turning around as quickly as many had hoped, and stocks slipped lower.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - INSTITUTIONAL CLASS GROWTH OF
             $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Institutional Class to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/98) through 10/31/01.

      INVESCO MID-CAP GROWTH FUND -       RUSSELL MIDCAP
            INSTITUTIONAL CLASS           GROWTH INDEX(2)

9/98        $10,000                             $10,000
10/98       $10,380                             $10,912
10/99       $14,450                             $15,021
10/00       $19,741                             $20,830
10/01       $14,061                             $11,919

In September, events took a turn for the worse following the terrorist attacks that shook the nation's sense of security and further damaged investor confidence. But by the end of October, markets had stabilized and even rallied off their lows. Investors were encouraged that many companies were meeting their reduced earnings expectations. These late gains, however, were not enough to offset the declines endured throughout the period.

INVESCO launched Class A, B and C shares of the Mid-Cap Growth Fund on October 2, 2001, so the performance period for these share classes is too short to be of much significance for this report. But the Institutional Class shares of the fund, which had been previously managed by Pell Rudman Trust Company N.A., declined 14.61% for the six months ended October 31, 2001.

This return outperformed the Russell Midcap Growth Index, which declined 20.54%. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

WHAT IS YOUR APPROACH TO INVESTMENT MANAGEMENT?

TIM MILLER: We use a bottom-up, fundamental approach to finding the best individual opportunities. By evaluating companies one-by-one, and focusing on those possessing the most promising business outlook, we seek to identify fundamentally strong, market-leading mid-cap growth firms. The fund seeks to invest in companies that are growing faster than the overall economy or broader market. In most cases, these companies possess rapidly growing sales and profits, and participate in what have traditionally been the fastest-growing areas of the economy.

HOW DO YOU IDENTIFY MID-CAP STOCKS TO INCLUDE IN THE FUND?

TIM MILLER: Stocks are selected using hands-on research, emphasizing company fundamentals. By meeting one-on-one with corporate management, analyzing company reports and news from Wall Street, and carefully monitoring growth industries, INVESCO's mid-cap investment team reaches decisions on a company-by-company basis.

Through this relentless research process, we focus on finding true mid-cap stocks -- those that meet the fund's mid-cap requirement and represent the best the mid-cap universe has to offer.

The fund holds  approximately  45 to 80 stocks,  concentrating on core holdings.
Core  stocks  are  recognizable   mid-cap  companies  that  we  believe  possess
market-leading positions, proven management teams, and solid financials.

HOW DO YOU MANAGE RISK WITHIN THE FUND?

TIM MILLER: The fund is managed as a conservative growth fund, maintaining exposure to a diverse range of economic sectors. Through this diversification and by thoroughly analyzing the fund's investments, the investment team strives to temper volatility without sacrificing the fund's growth potential.

Remaining mindful of the fund's risk/return profile, the investment team favors core growth companies. In our opinion, core growth companies differ from more speculative investments in that they often possess a dominant market position in a growing industry. Furthermore, their revenues and earnings are usually more consistent than those of more speculative opportunities.

--------------------------------------------------------------------------------
                               MID-CAP GROWTH FUND
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 10/31/01
--------------------------------------------------------------------------------

Affiliated Computer Services................................4.94%
Maxim Integrated Products...................................3.97%
Fiserv Inc..................................................3.46%
Concord EFS.................................................3.44%
AmerisourceBergen Corp......................................3.17%
Linear Technology...........................................3.14%
Microchip Technology........................................2.96%
TCF Financial...............................................2.91%
Whole Foods Market..........................................2.76%
Laboratory Corp of America Holdings.........................2.73%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

By emphasizing core mid-cap companies that compete in some of the most exciting economic sectors, we hope to provide our shareholders with access to the growth potential offered by mid-caps stocks, without exposing them to unnecessary volatility. In short, we aim to deliver the same solid results the institutional class shareholders have come to expect over the years.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - CLASS A GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class A to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case inclusion of front-end sales charge and reinvestment of all dividends and capital gain distributions, for the period since inception (10/02/01) through 10/31/01.

                INVESCO MID-CAP GROWTH FUND -       RUSSELL MIDCAP
                CLASS A                             GROWTH INDEX(2)

10/02/01        $10,000                             $10,000
10/31/01        $10,120                             $11,051

LINE GRAPH: INVESCO MID-CAP GROWTH FUND - CLASS B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class B to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case inclusion of contingent deferred sales charge and reinvestment of all dividends and capital gain distributions, for the period since inception (10/02/01) through 10/31/01.

                INVESCO MID-CAP GROWTH FUND -       RUSSELL MIDCAP
                CLASS B                             GROWTH INDEX(2)

10/02/01        $10,000                             $10,000
10/31/01        $10,178                             $11,051

FUND MANAGEMENT

[PHOTOGRAPH OF TIMOTHY J. MILLER OMITTED]

TIMOTHY J. MILLER, CFA
CHIEF INVESTMENT OFFICER
INVESCO FUNDS GROUP

TIM MILLER IS LEAD MANAGER OF INVESCO MID-CAP GROWTH FUND. HE ALSO SERVES AS INVESCO'S CHIEF INVESTMENT OFFICER AND LEADS THE INVESCO FUNDS GROWTH INVESTMENT MANAGEMENT TEAM. WITH MORE THAN 20 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE, TIM HAS BEEN INVESTING IN MID-CAP GROWTH STOCKS SINCE 1993, WHEN HE ASSUMED MANAGEMENT RESPONSIBILITIES FOR INVESCO DYNAMICS FUND, WHICH SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING IN THE COMMON STOCKS OF RAPIDLY GROWING MID-SIZED COMPANIES. TIM HOLDS AN MBA FROM THE UNIVERSITY OF MISSOURI (ST. LOUIS) AND A BSBA FROM ST. LOUIS UNIVERSITY. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER. PRIOR TO JOINING INVESCO FUNDS GROUP, TIM WAS ASSOCIATED WITH MISSISSIPPI VALLEY ADVISORS FOR 13 YEARS, WHERE HE WAS AN ANALYST AND PORTFOLIO MANAGER.

"THE FUND IS MANAGED AS A CONSERVATIVE GROWTH FUND, MAINTAINING EXPOSURE TO A DIVERSE RANGE OF ECONOMIC SECTORS."
--TIM MILLER

HOW IMPORTANT IS STOCK SELECTION IN MANAGING THE FUND?

TIM MILLER: Considering that uncertainty seems to be the rule rather than the exception these days, stock selection is critical. True, we have recently seen some positive news suggesting that the Federal Reserve's interest rate easing campaign has started to gain traction, but the economy has yet to clearly demonstrate that these improvements are sustainable.

In our opinion, our holdings represent some of the most compelling risk/reward profiles in the market today. Our optimism is only underscored by history, which suggests that small- and mid-cap stocks tend to perform well during periods immediately following economic downturns. But regardless of mid-caps' performance over the next year, we believe that investors with the patience and the courage to ride out any short-term volatility will be rewarded over the next three to five years.

LINE GRAPH:  INVESCO MID-CAP GROWTH FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class C to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case inclusion of contingent deferred sales charge and reinvestment of all dividends and capital gain distributions, for the period since inception (10/02/01) through 10/31/01.

                  INVESCO MID-CAP GROWTH FUND -       RUSSELL MIDCAP
                  CLASS C                             GROWTH INDEX(2)

10/02/01          $10,000                             $10,000
10/31/01          $10,578                             $11,051

PIE CHART:  MID-CAP GROWTH FUND
            INDUSTRY BREAKDOWN
            AS OF 10/31/01
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Semiconductors............................12.78%
            Data Processing Services...................9.23%
            IT Consulting & Services...................7.47%
            Health Care Distributors & Services........6.40%
            Pharmaceuticals............................5.83%
            Banks......................................4.49%
            Managed Health Care........................4.31%
            Education Services.........................4.23%
            Broadcasting - Radio/TV....................3.28%
            Food Retail................................2.75%
            Other Industries..........................30.73%
            Net Cash & Cash Equivalents................8.50%

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

MARKET HEADLINES

MARKET OVERVIEW
MAY 2001 THROUGH OCTOBER 2001

The terrorist attacks of September 11 occurred near the end of the fund's six-month period, yet it goes without saying that their importance far outweighs any other news covering this time frame. Indeed, as with other world-altering events, the terrorist assault on America has created the sense that the time before the 11th and the time after are so different in feeling and scope, it is difficult to consider them at once.

To understand the full impact of the attacks on the financial markets, it is necessary to start with the period's activities prior to the tragedy. Initially, conditions took a promising turn, with an energetic April rally in beaten-down growth stocks boosting investor confidence. However, this surge proved to be short-lived, as concerns over weak corporate earnings took hold by mid-May. Through late spring and into the summer months, the economy only worsened, weighed down by bad news from a number of market leaders. Perhaps the most highly publicized announcement came in July, when optical networking company JDS Uniphase reported a staggering $46 billion loss for fiscal 2001, as it wrote down the carrying value of companies it had acquired in recent years.

Unfortunately, neither the Federal Reserve's interest rate cuts during the period (of which there were five), nor the federal tax rebate checks sent out later in the summer, visibly improved matters, as investors remained focused on the stream of earnings warnings issued by companies of all stripes. Furthermore, disappointments were not relegated to the technology sector -- one of the areas receiving the most media attention, in part because of the Nasdaq Composite Index's steep decline -- nor to U.S. companies. "Old Economy" segments of the market and overseas firms also struggled to find their bearings in the volatile global environment. However, some signs of a market bottom did surface as the period progressed, and at the end of August, many analysts were predicting a turnaround heading into 2002. The labor market seemed to be stabilizing, consumer spending was holding up, and reports of inventory reductions were becoming more frequent. In fact, it appeared that, statistically speaking, with the first two quarters of gross domestic product growth in 2001 averaging 1% growth, we were witnessing the "soft landing" the Fed had attempted to engineer.

After September 11, of course, talk of a soft landing dissipated, supplanted by the probability of a recession. The stock market's unfavorable reaction to an uncertain environment is well known, and the attacks only caused investors' sense of uncertainty to reach new heights. Meanwhile, many businesses took an unexpected blow -- most notably airlines, insurers, and growth companies hurt by the sudden rotation into more defensive investments. As the country and its financial markets attempted to digest the unprecedented tragic events, the third quarter concluded as the worst three-month period for stocks since the fall of 1987.

In considering the market as a whole, pockets of solid performance were admittedly few and far between throughout the period. And in looking ahead, exactly how deep and how protracted the near-term slowdown becomes is unknown and unknowable inasmuch as it hinges on consumer and corporate confidence in the wake of the attacks.

Yet we are convinced that Americans will learn to cope with the threat of terrorism on U.S. soil, and that business will revert to normal. Already we have started to see signs of improvement. In October, the final month of the period, all of the major U.S. and foreign stock indexes advanced for the month. Furthermore, fiscal and monetary stimuli may help push the economy forward, with the Federal Reserve and Congress committed to putting more money into the hands of consumers. In this trying time, investors should not lose sight of the positives that we believe will eventually spur markets toward a recovery.

It may come later than we had hoped, but in taking a long-term perspective, we believe it's still on the way.

STATEMENT OF INVESTMENT SECURITIES

INVESCO COUNSELOR SERIES FUNDS, INC.
OCTOBER 31, 2001
UNAUDITED

%       DESCRIPTION                                SHARES                  VALUE
--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
100.00  COMMON STOCKS
2.15    APPAREL RETAIL
        TJX Cos                                     4,780            $   161,564
================================================================================
1.02    APPLICATION SOFTWARE
        BEA Systems(a)                              6,300                 76,482
================================================================================
4.90    BANKS
        Northern Trust                              2,570                129,759
        TCF Financial                               5,690                238,980
================================================================================
                                                                         368,739
2.32    BIOTECHNOLOGY
        Genzyme Corp-General Division(a)            1,720                 92,794
        Gilead Sciences(a)                          1,300                 81,770
================================================================================
                                                                         174,564
3.58    BROADCASTING -- RADIO/TV
        Entercom Communications(a)                  3,190                107,503
        Univision Communications Class A Shrs(a)    6,475                161,875
================================================================================
                                                                         269,378
2.38    CABLE & SATELLITE OPERATORS
        USA Networks(a)                             9,690                178,684
================================================================================
1.33    COMPUTER STORAGE & PERIPHERALS
        Brocade Communications Systems(a)           4,080                100,164
================================================================================
10.09   DATA PROCESSING SERVICES
        Concord EFS(a)                             10,334                282,842
        Fiserv Inc(a)                               7,647                284,392
        Paychex Inc                                 5,975                191,558
================================================================================
                                                                         758,792
1.97    DIVERSIFIED FINANCIAL SERVICES
        Ambac Financial Group                       3,092                148,416
================================================================================
4.62    EDUCATION SERVICES
        Apollo Group Class A Shrs(a)                5,187                210,852
        DeVRY Inc(a)                                5,080                136,906
================================================================================
                                                                         347,758
2.76    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Flextronics International Ltd(a)           10,420                207,358
================================================================================
3.01    FOOD RETAIL
        Whole Foods Market(a)                       6,520                226,570
================================================================================
2.63    GENERAL MERCHANDISE STORES
        BJ's Wholesale Club(a)                      3,890                197,495
================================================================================
6.99    HEALTH CARE DISTRIBUTORS & SERVICES
        Express Scripts Class A Shrs(a)             2,600                106,444
        Lincare Holdings(a)                         6,050                155,485

%       DESCRIPTION                                SHARES                  VALUE
--------------------------------------------------------------------------------

       Patterson Dental(a)                          3,225            $   122,550
       Quest Diagnostics(a)                         2,160                141,221
================================================================================
                                                                         525,700
2.98   HEALTH CARE EQUIPMENT
       Laboratory Corp of America Holdings(a)       2,600                224,120
================================================================================
0.59   HOTELS
       Expedia Inc Class A Shrs(a)                  1,500                 44,115
================================================================================
2.04   INDUSTRIAL MACHINERY
       Donaldson Co                                 4,140                130,617
       Illinois Tool Works                            400                 22,880
================================================================================
                                                                         153,497
8.17   IT CONSULTING & SERVICES
       Affiliated Computer Services(a)              4,615                406,351
       BISYS Group(a)                               4,000                208,080
================================================================================
                                                                         614,431
2.27   LIFE & HEALTH INSURANCE
       AFLAC Inc                                    6,990                170,975
================================================================================
4.71   MANAGED HEALTH CARE
       Caremark Rx(a)                              11,000                147,400
       First Health Group(a)                        7,660                206,820
================================================================================
                                                                         354,220
1.69   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                          2,810                127,181
================================================================================
0.51   OIL & GAS DRILLING
       Nabors Industries(a)                         1,240                 38,118
================================================================================
2.42   OIL & GAS EQUIPMENT & SERVICES
       Weatherford International(a)                 5,320                182,104
================================================================================
0.23   OIL & GAS EXPLORATION & PRODUCTION
       Kerr-McGee Corp                                300                 17,280
================================================================================
6.37   PHARMACEUTICALS
       AmerisourceBergen Corp(a)                    4,095                260,278
       Forest Laboratories(a)                       2,940                218,677
================================================================================
                                                                         478,955
13.97  SEMICONDUCTORS
       Altera Corp(a)                              11,050                223,210
       Linear Technology                            6,645                257,826
       Maxim Integrated Products(a)                 7,135                326,426
       Microchip Technology(a)                      7,788                243,141
================================================================================
                                                                       1,050,603
2.02   SPECIALTY STORES
       Bed Bath & Beyond(a)                         6,070                152,114
================================================================================
0.83   SYSTEMS SOFTWARE
       VERITAS Software(a)                          2,200                 62,436
================================================================================

%      DESCRIPTION                                 SHARES                  VALUE
--------------------------------------------------------------------------------

1.45   TRUCKING
       CH Robinson Worldwide                        4,076            $   109,114
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $6,848,737)(b)                                          $ 7,520,927
================================================================================
(a)   Security is non-income producing.

(b)   Also represents cost for income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO COUNSELOR SERIES FUNDS, INC.
OCTOBER 31, 2001
UNAUDITED


                                                                         MID-CAP
                                                                          GROWTH
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                          $   6,848,737
================================================================================
  At Value                                                         $   7,520,927
Cash                                                                      60,885
Receivables:
  Fund Shares Sold                                                       721,900
  Dividends                                                                2,851
Prepaid Expenses and Other Assets                                         70,744
================================================================================
TOTAL ASSETS                                                           8,377,307
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                        126,292
  Fund Shares Repurchased                                                  5,338
Accrued Distribution Expenses
  Class A                                                                     19
  Class B                                                                     30
  Class C                                                                     14
Accrued Expenses and Other Payables                                       26,033
================================================================================
TOTAL LIABILITIES                                                        157,726
================================================================================
NET ASSETS AT VALUE                                                $   8,219,581
================================================================================
NET ASSETS
Paid-in Capital(a)                                                 $  10,805,551
Accumulated Undistributed Net Investment Loss                           (88,633)
Accumulated  Undistributed  Net  Realized  Loss on
  Investment Securities                                              (3,169,527)
Net Appreciation of Investment Securities                                672,190
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding              $   8,219,581
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                                              $   7,375,951
================================================================================
  Class A                                                          $     746,576
================================================================================
  Class B                                                          $      71,364
================================================================================
  Class C                                                          $      25,690
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO COUNSELOR SERIES FUNDS, INC.
OCTOBER 31, 2001
UNAUDITED
                                                                         MID-CAP
                                                                          GROWTH
                                                                            FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                                                    584,665
  Class A                                                                 59,042
  Class B                                                                  5,665
  Class C                                                                  2,039
================================================================================
NET ASSET VALUE PER SHARE:
  Institutional  Class,  Offering  and  Redemption Price per Share    $    12.62
  Class A
    Redemption Price per Share                                        $    12.64
    Offering Price per Share (Maximum sales charge of 5.50%)          $    13.38
  Class B, Offering and Redemption Price per Share
    (excludes applicable contingent deferred sales charge)            $    12.60
  Class C, Offering and Redemption Price per Share
    (excludes applicable contingent deferred sales charge)            $    12.60
================================================================================
(a) INVESCO Counselor Series Funds, Inc. have four billion authorized shares of common stock, par value $0.01 per share. Of such shares, 800 million have been allocated to Mid-Cap Growth Fund: 200 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO COUNSELOR SERIES FUNDS, INC.
SIX MONTHS ENDED OCTOBER 31, 2001 (NOTE 1)
UNAUIDITED
                                                                         MID-CAP
                                                                          GROWTH
                                                                            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $       14,491
Interest                                                                   5,869
================================================================================
  TOTAL INCOME                                                            20,360
================================================================================
EXPENSES
Investment Advisory Fees                                                  84,411
Distribution Expenses
  Class A                                                                     19
  Class B                                                                     30
  Class C                                                                     14
Transfer Agent Fees                                                       21,798
Administrative Services Fees                                              29,773
Custodian Fees and Expenses                                                5,513
Directors' Fees and Expenses                                               1,012
Interest Expenses                                                            431
Professional Fees and Expenses                                            10,515
Registration Fees and Expenses - Institutional Class                       6,077
Reports to Shareholders                                                   30,800
Other Expenses                                                             2,045
================================================================================
  TOTAL EXPENSES                                                         192,438
  Fees and Expenses Absorbed by Investment Adviser                      (83,377)
  Fees and Expenses Paid Indirectly                                         (68)
================================================================================
    NET EXPENSES                                                         108,993
================================================================================
NET INVESTMENT LOSS                                                     (88,633)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                           (1,104,804)
Change in Net Depreciation of Investment Securities                  (1,900,106)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (3,004,910)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $  (3,093,543)
================================================================================
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
Mid-Cap Growth Fund

                                                      SIX MONTHS            YEAR
                                                           ENDED           ENDED
                                                      OCTOBER 31        APRIL 30
--------------------------------------------------------------------------------
                                                            2001            2001
                                                       UNAUDITED
                                                        (Note 1)
OPERATIONS
Net Investment Loss                                $    (88,633)  $    (175,909)
Net Realized Loss on Investment Securities           (1,104,804)       (796,381)
Change in Net Depreciation of Investment Securities  (1,900,106)     (2,135,538)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (3,093,543)     (3,107,828)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment
  Securities - Institutional Class                             0       (778,945)
In Excess of Net Realized Gains on Investment
  Securities - Institutional Class                             0     (1,092,371)
Return of Capital - Institutional Class                        0       (116,990)
================================================================================
TOTAL DISTRIBUTIONS                                            0     (1,988,306)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                                    776,158       6,632,010
  Class A                                                774,355              --
  Class B                                                 73,003              --
  Class C                                                 26,000              --
Reinvestment of Distributions - Institutional Class            0       1,799,677
================================================================================
                                                       1,649,516       8,431,687
Amount Paid for Repurchases of Shares -
  Institutional Class                               (10,077,908)     (1,296,614)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (8,428,392)       7,135,073
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS             (11,521,935)       2,038,939
NET ASSETS
Beginning of Period                                   19,741,516      17,702,577
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($88,633)
  and $0, respectively)                            $   8,219,581  $   19,741,516
================================================================================

        ---------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Institutional Class                                     52,794         361,810
  Class A                                                 59,042              --
  Class B                                                  5,665              --
  Class C                                                  2,039              --
Reinvestment of Distributions - Institutional Class            0         116,404
================================================================================
                                                         119,540         478,214
Shares Repurchased - Institutional Class               (803,665)        (72,870)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                 (684,125)         405,344
================================================================================
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO COUNSELOR SERIES FUNDS, INC.-- MID-CAP GROWTH FUND
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Counselor Series Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds: Advantage Fund, Advantage Global Health Sciences Fund, Global Growth Fund and Mid-Cap Growth Fund (formerly Pell Rudman Mid-Cap Growth Portfolio here after referred to as the "Fund"). The other Funds are presented in a separate report to shareholders. The investment objective of the Fund is to seek capital appreciation by investing in companies with medium market capitalizations. INVESCO Counselor Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company.

At a special meeting held on September 14, 2001, shareholders approved an Agreement and Plan of Reorganization and Liquidation by which Pell Rudman Mid-Cap Growth Portfolio reorganized into the Fund. Effective October 2, 2001, prior shareholders of the Pell Rudman Mid-Cap Growth Portfolio received Institutional Class shares of the Fund. In addition the Fund's fiscal year end will change from April 30 to August 31.

The Fund offers four classes of shares, referred to as Class A, Class B, Class C and Institutional Class shares. Class A, B and C shares are subject to an annual distribution fee of 0.35%, 1.00% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares, while Institutional Class shares are not subject to any distribution fees. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front end sales charge. Class B shares and Class C shares are subject to a contingent deferred sales charge by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended October 31, 2001, there was no such investments by the Fund.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, non-taxable dividends, passive foreign investment company income and stock dividends and other corporate reorganizations.

F. EXPENSES -- The Fund or Class bears expenses incurred specifically on its behalf and, in addition, the Fund or Class bears a portion of general expenses, based on the relative net assets of each Class.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses paid indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for the Fund is based on the annual rate of 1.00% of average net assets. Prior to October 2, 2001, Pell Rudman Trust Company, N.A., an affiliate of Old Mutual (US) Holdings, Inc. served as the Fund's investment adviser. As compensation for its services to the Fund, Pell Rudman Trust Company, N.A., received an investment advisory fee based on the annual rate of 1.00% of average daily net assets.

A master distribution plan and agreement for each Class of shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Effective October 2, 2001, the Fund is governed by this master distribution plan and agreement. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the

Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. For the period ended October 31, 2001, there were no amounts paid to the Distributor for any Class of shares.

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the period ended October 31, 2001, for Class B were as follows:

                                            DISTRIBUTOR'S          DISTRIBUTOR'S
                                                AGGREGATE           UNREIMBURSED
                                             UNREIMBURSED          EXPENSES AS %
                       AMOUNT RETAINED           EXPENSES          OF NET ASSETS
FUND                    BY DISTRIBUTOR         UNDER PLAN               OF CLASS
--------------------------------------------------------------------------------
Mid-Cap Growth Fund
  Class B Plan          $           30      $       2,850                  3.99%

Prior to October 2, 2001, Funds Distributor, Inc. provided distribution services to the Fund at no cost.

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Prior to October 2, 2001, the Fund paid such transfer agent fees through the Fund's Administration Agreement.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. Prior to October 2, 2001, in accordance with the prior Administration Agreement the Fund paid SEI Investments Mutual Funds Services ("SEI"), 0.073% per annum of the average daily net assets of the Fund and an annual base fee of $54,500. From May 1, 2001 to October 1, 2001, the Fund paid SEI $28,662.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the period of October 2,2001 to October 31, 2001. For the period from May 1, 2001 to October 1, 2001, Pell Rudman Trust Company, N.A., voluntarily agreed to waive a portion of its advisory fees and to assume expenses if necessary, in order to keep the Fund's total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30% of average daily net assets.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended October 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $1,040,252 and $9,905,788, respectively.

There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At October 31, 2001, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $1,448,800 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $776,610, resulting in net appreciation of $672,190.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Effective October 2, 2001, the Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for the six months ended October 31, 2001.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 6 -- SECURITIES LOANED. Effective October 2, 2001, the Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. At October 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 7 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Prior to reorganization, the Fund did not participate in the Interfund Borrowing and Lending Agreement. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. For the period of October 2, 2001 to October 31, 2001, the Fund borrowed cash at a weighted average rate of 2.70%. At October 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 8 -- LINES OF CREDIT. Effective December 10, 2001, the Fund will have available a Redemption Line of Credit Facility ("RLOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The RLOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance at prevailing market rates as defined in the LOC agreement. Prior to October 2, 2001, the Fund, along with other UAM Funds, entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks for temporary purposes to fund redemption of investors shares.

NOTE 9 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares of the Fund are currently sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder; it is not an expense of the Fund. For the period ended October 31, 2001, the Distributor did not receive a CDSC from shareholder redemptions for Class A, Class B and Class C shares.

FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 SIX MONTHS                                       PERIOD
                                                      ENDED                                        ENDED
                                                 OCTOBER 31           YEAR ENDED APRIL 30       APRIL 30
--------------------------------------------------------------------------------------------------------
                                                       2001           2001           2000        1999(a)
                                                  UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $    14.78      $   19.03      $   12.76      $   10.00
========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                  (0.15)         (0.13)         (0.12)         (0.02)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                           (2.01)         (2.38)           6.41           2.78
========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (2.16)         (2.51)           6.29           2.76
========================================================================================================
LESS DISTRIBUTIONS
Distributions from Capital Gains                       0.00           0.68           0.02           0.00
In Excess of Capital Gains                             0.00           0.96           0.00           0.00
Return of Capital                                      0.00           0.10           0.00           0.00
========================================================================================================
TOTAL DISTRIBUTIONS                                    0.00           1.74           0.02           0.00
========================================================================================================
Net Asset Value -- End of Period                 $    12.62      $   14.78      $   19.03      $   12.76
========================================================================================================

TOTAL RETURN                                    (14.61%)(b)       (13.60%)         49.49%      27.50%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $    7,376      $  19,742      $  17,703      $   6,185
Ratio of Expenses to Average Net Assets(c)(d)      0.65%(b)          1.30%          1.31%       1.30%(e)
Ratio of Net Investment Loss to Average
  Net Assets(d)                                  (0.53%)(b)        (0.90%)        (0.95%)     (0.68%)(e)
Portfolio Turnover Rate                               6%(b)            41%            42%         24%(b)

(a) From September 10, 1998, commencement of investment operations, to April 30, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the period of October 2, 2001 to October 31, 2001 and by Pell Rudman Trust Company, N.A. for the period May 1, 2001 to October 1, 2001, representing the six months ended October 31, 2001. Years ended April 30, 2001 and 2000 and the period ended April 30, 1999 were voluntarily absorbed by Pell Rudman Trust Company, N.A. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.15%, 1.88%, 2.48% and 7.74% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.03%), (1.48%), (2.12%) and (7.12%) (annualized), respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND -- CLASS A
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          PERIOD
                                                                           ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
                                                                         2001(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                              $      11.80
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(b)                                                    0.00
Net Gains on Securities (Both Realized and Unrealized)                      0.84
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            0.84
================================================================================
Net Asset Value -- End of Period                                    $      12.64
================================================================================

TOTAL RETURN(c)                                                         7.12%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                          $        747
Ratio of Expenses to Average Net Assets(e)(f)                           0.14%(d)
Ratio of Net Investment Income to Average Net Assets(f)                 0.15%(d)
Portfolio Turnover Rate                                                    6%(g)

(a)  From October 2, 2001, since inception of Class A, to October 31, 2001.

(b)  Net Investment Income aggregated less than $0.01 on a per share basis.

(c) The applicable sales charges are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Class were voluntarily absorbed by IFG for the period ended October 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.23%, and ratio of net investment income to average net assets would have been 0.06%.

(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the six months ended October 31, 2001.

FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND -- CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                          PERIOD
                                                                           ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
                                                                         2001(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                              $      11.80
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                       (0.01)
Net Gains on Securities (Both Realized and Unrealized)                      0.81
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            0.80
================================================================================
Net Asset Value -- End of Period                                    $      12.60
================================================================================

TOTAL RETURN(b)                                                         6.78%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                          $         71
Ratio of Expenses to Average Net Assets(d)(e)                           0.22%(c)
Ratio of Net Investment Loss to Average Net Assets(e)                 (0.16%)(c)
Portfolio Turnover Rate                                                    6%(f)

(a)  From October 2, 2001, since inception of Class B, to October 31, 2001.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the period ended October 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.31%, and ratio of net investment loss to average net assets would have been (0.25%).

(f)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the six months ended October 31, 2001.

FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND -- CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                          PERIOD
                                                                           ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
                                                                         2001(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                              $      11.80
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                       (0.01)
Net Gains on Securities (Both Realized and Unrealized)                      0.81
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            0.80
================================================================================
Net Asset Value -- End of Period                                    $      12.60
================================================================================

TOTAL RETURN(b)                                                         6.78%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                          $         26
Ratio of Expenses to Average Net Assets(d)(e)                           0.21%(c)
Ratio of Net Investment Loss to Average Net Assets(e)                 (0.16%)(c)
Portfolio Turnover Rate                                                    6%(f)

(a)  From October 2, 2001, since inception of Class C, to October 31, 2001.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the period ended October 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.29%, and ratio of net investment loss to average net assets would have been (0.24%).

(f)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the six months ended October 31, 2001.

OTHER INFORMATION
INVESCO COUNSELOR SERIES FUNDS, INC. -- MID-CAP GROWTH FUND
UNAUDITED


SPECIAL SHAREHOLDER MEETING

A special meeting of shareholders was held on September 14, 2001. Shareholders approved the following three proposals:

1. A new investment advisory agreement between the UAM Funds and INVESCO Funds Group, Inc. on behalf of the Pell Rudman Mid-Cap Growth Portfolio.

     For:                     823,952

     Against:                   6,365

     Abstain:                     852

2. A new investment advisory agreement between INVESCO Counselor Series Funds, Inc. and INVESCO Funds Group, Inc. on behalf of the INVESCO Mid-Cap Growth Fund.

     For:                     823,039

     Against:                   7,278

     Abstain:                     852

3. An agreement and plan of reorganization and liquidation between UAM Funds, on behalf of the Pell Rudman MidCap Growth Portfolio and the INVESCO Counselor Series Funds, Inc., on behalf of the INVESCO Mid-Cap Growth Fund.

     For:                     693,916

     Against:                   7,279

     Abstain:                     852

     Broker Non-Vote:         129,122

WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide Web:  invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

SMCG  9233 11/01